Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 179,278	$ 380,909	$ 308,233
Sales and transfers, net of production costs	(87,203)	(176,237)	(197,278)
Net change in sales and transfer prices, net of future production costs	348,474	(401,237)	(239,226)
Changes in reserves and production rates (timing)	514,410	(26,428)	(26,496)
Net changes for extensions, discoveries and improved recovery	341,578	120,070	228,354
Net change due to purchases and sales of minerals in place		(19,624)	(1,152)
Changes in estimated future development and abandonment costs	(199,745)	(104,300)	(82,799)
Development costs incurred during the year that reduced future development costs	101,572	94,505	102,784
Accretion of discount	24,692	48,400	43,534
Net change in income taxes	(334,063)	106,148	66,705
Others	40,206	157,072	178,250
End of year	$ 929,199	$ 179,278	$ 380,909